OPERATING DATA - Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of performance obligations [line items]
Advances received	$ 404
Trade accounts receivable and other - opening balance	3,072	$ 3,569	$ 4,432
Performance obligations satisfied	76,571	53,270	70,615
Payments received	(74,036)	(53,194)	(71,559)
Impairment of receivables (net of write backs and utilization)	(69)	(16)	9
Reclassification of the period-end receivables from /(to) held for sale and recognition (derecognition) of receivables related to business combinations and divestments	182	(724)	0
Acquisitions through business combination	0	0	4
Foreign exchange and others	(317)	(93)	68
Trade accounts receivable and other - ending balance	5,143	3,072	3,569
ArcelorMittal USA Divestment Business
Disclosure of performance obligations [line items]
TSR receivables retained in ArcelorMittal USA divestment	$ (260)	$ 260	$ 0
2022
Disclosure of performance obligations [line items]
Revenue, remaining performance obligation, (in percent)	100.00%